Investments in Entities and its Valuations (Details Textual)	1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Investments in Entities and its Valuations (Textual)
Cost method investments			$ 0	$ 0	$ 0
JiaXing YiTou [Member]
Investments in Entities and its Valuations (Textual)
Percentage of ownership interest acquired	10.00%	10.00%
Payment of cash consideration	$ 15,509	¥ 100,000
Impairment loss on investment			0	0	0
Investment income			$ 0	$ 0	$ 0